Investment (Tables)	3 Months Ended
Sep. 30, 2022
Investment
Summary of Company's Investment in Aqualung

Changes in the Company’s Investment in Aqualung during the period ended September 30, 2022 are summarized as follows:

Initial investment	$3,113,991
Effect of movement in foreign exchange rates	107,500
Balance, June 30, 2022	3,221,491
Effect of movement in foreign exchange rates	205,249
Balance, September 30, 2022	$3,426,740